Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
(Loss)/income before income taxes	$ 493,841	$ 308,531	$ (1,032,498)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 123,460	$ 77,133	$ (258,125)
Effect of non-deductible expenses and loss and super deduction expenses	68,741	40,577	106,903
Effect of income tax exemptions and preferential tax rates	(24,810)	(12,927)	(19,570)
Effect of income tax rate difference in other jurisdictions	(9,086)	(5,184)	(424)
Changes in valuation allowance	(48,615)	(33,533)	307,528
Provision for income taxes	$ 109,690	$ 66,066	$ 136,312